Notes payable - Narrative - Senior Secured Notes – 2026 (Details) - Senior Secured Notes – 2026 $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 22, 2025 USD ($)	Apr. 30, 2024 USD ($)	Dec. 15, 2021 USD ($)
Notes payable
Gross proceeds	$ 475.0
Fixed charge coverage ratio						2.5
Consolidated debt to consolidated EBITDA ratio						4
Consolidated secured debt to consolidated EBITDA ratio						3
Repurchased amount of debt				$ 2.9	$ 14.3
Repurchased face amount				$ 3.2	$ 15.0
Reduction of accrued interest		$ 0.4	$ 3.2
Maximum
Notes payable
Debt secured						$ 200.0